Segment Information	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Segment Reporting [Abstract]
Segment Information

Note 13 – Segment Information

General

Operating segments are components of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance.

Reportable Segments

Beginning in fiscal 2026, the Company has three (3) reportable segments:

1.	Foodservice Packaging Distribution
2.	Robotics-as-a-Service (RaaS)
3.	Hotel Operations

The Hotel Operations segment was established following the Company’s acquisitions of the Victorville and Rancho Mirage hotel businesses during the first quarter of fiscal 2026. This segment includes the results of operations from the Company’s owned hotel properties, including lodging, food and beverage, and related hospitality services.

Other Corporate Overhead represents corporate-level activities and shared services (e.g., public company compliance, executive, finance, legal, IT, and other centralized functions). These activities are not included in the CODM’s evaluation of segment performance, are not considered reportable operating segments, and are presented solely for reconciliation to the consolidated financial statements.

Basis of Presentation

The CODM evaluates segment performance primarily on revenues and operating income (loss) and also reviews segment assets and liabilities. Segment information is prepared on the same basis as the consolidated financial statements and includes intercompany eliminations.

Continuing vs. Discontinued Operations

The Company’s legacy Snacks and Beverages operations are presented as discontinued operations and excluded from reportable segments. For comparability, the segment tables separately identify discontinued operations. See Note 14 – Discontinued Operations for further detail.

Reconciliations

The following tables present financial information for the Company’s reportable segments and include reconciling items — such as Other Corporate Overhead, non-operating items, and discontinued operations — so that the totals reconcile directly to the consolidated statements of operations.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

	For the Three Months Ended September 30,
	2025	2024
Revenues
Foodservice Packaging	$418,043	$-
RaaS	49,800	-
Hotel	314,184	-
Other Corporate Overhead	-	-
Revenues - continuing operations	782,027	-
Revenues - discontinued operations	-	24,454
Total	$782,027	$24,454

Costs and expenses
Foodservice Packaging	$630,153	$-
RaaS	440,287	33,258
Hotel	604,925
Other Corporate Overhead	1,272,543	185,203
Costs and expenses - continuing operations	2,947,908	218,461
Costs and expenses - discontinued operations	1,453	120,280
Total	$2,949,361	$338,741

Income (loss) from operations
Foodservice Packaging	$(212,110)	$-
RaaS	(390,487)	(33,258)
Hotel	(290,741)	-
Other Corporate Overhead	(1,272,543)	(185,203)
Loss from continuing operations	(2,165,881)	(218,461)
Loss from discontinued operations	(1,453)	(95,826)
Total	$(2,167,334)	$(314,287)

Other income (expense) - net
Foodservice Packaging	$3,159	$-
RaaS	4,925	17,872
Hotel	(133,268)	-
Other Corporate Overhead	(1,403,017)	(468,196)
Other expense - continuing operations	(1,528,201)	(450,324)
Other expense - discontinued operations	-	-
Total	$(1,528,201)	$(450,324)

Net loss
Foodservice Packaging	$(208,951)	$-
RaaS	(385,562)	(15,386)
Hotel	(424,009)	-
Other Corporate Overhead	(2,675,560)	(653,399)
Net loss from continuing operations	(3,694,082)	(668,785)
Net loss from discontinued operations	(1,453)	(95,826)
Total	$(3,695,535)	$(764,611)

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

	September 30, 2025	June 30, 2025

Total Assets
Foodservice Packaging	$5,929,979	$5,986,956
RaaS	1,261,666	1,299,198
Hotel	121,512,986	-
Other Corporate Overhead	89,071	38,380
Assets - continuing operations	128,793,702	7,324,534
Assets - discontinued operations	-	-
Total	$128,793,702	$7,324,534

Total Liabilities
Foodservice Packaging	$1,644,393	$1,642,420
RaaS	309,230	275,801
Hotel	28,997,037	-
Other Corporate Overhead	20,874,011	9,550,421
Liabilities - continuing operations	51,824,671	11,468,642
Liabilities - discontinued operations	450,458	479,005
Total	$40,350,129	$11,947,647

Note 13 – Segment Information

General

Operating segments are components of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”) to allocate resources and assess performance.

Reportable Segments.

Beginning in fiscal 2025, the Company has two (2) reportable segments:

1.	Foodservice Packaging Distribution and;
2.	Robotics-as-a-Service (RaaS)

Other Corporate Overhead represents corporate-level activities and shared services (e.g., public company compliance, executive, finance, legal, IT, and other centralized functions). These activities are not included in the CODM’s evaluation of segment performance and do not meet the criteria to be separately reportable.

Basis of Presentation

The CODM evaluates segment performance primarily on revenues and operating income (loss) and also reviews segment assets and liabilities. Segment information is prepared on the same basis as the consolidated financial statements and includes intercompany eliminations.

Continuing vs. discontinued operations

The Company’s legacy Snacks and Beverages activity is presented as discontinued operations and excluded from reportable segments. For comparability, the segment tables separately identify discontinued operations.

See Note 14 – Discontinued Operations for further detail.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Reconciliations

The following tables present financial information for the Company’s reportable segments and include reconciling items — such as Other Corporate Overhead, non-operating items, and discontinued operations — so that the totals reconcile directly to the consolidated statements of operations.

	For the Years Ended June 30,
	2025	2024
Revenues
Foodservice Packaging	$466,633	$-
RaaS	15,652	-
Other Corporate Overhead	-	-
Revenues - continuing operations	482,285	-
Revenues - discontinued operations	41,551	89,272
Total	$523,836	$89,272

Costs and expenses
Foodservice Packaging	$737,980	$-
RaaS	1,334,997	-
Other Corporate Overhead	2,956,380	712,052
Costs and expenses - continuing operations	5,029,357	712,052
Costs and expenses - discontinued operations	214,443	365,887
Total	$5,243,800	$1,077,939

Loss from operations
Foodservice Packaging	$(271,347)	$-
RaaS	(1,319,345)	-
Other Corporate Overhead	(2,956,380)	(712,052)
Loss from continuing operations	(4,547,072)	(712,052)
Loss from discontinued operations	(172,892)	(276,615)
Total	$(4,719,964)	$(988,667)

Other income (expense) - net
Foodservice Packaging	$(14,648)	$-
RaaS	(546,729)	-
Other Corporate Overhead	(2,827,734)	(2,241,410)
Loss from continuing operations	(3,389,111)	(2,241,410)
Loss from discontinued operations	(6,803)	(5,429)
Total	$(3,395,914)	$(2,246,839)

Net loss
Foodservice Packaging	$(285,995)	$-
RaaS	(1,866,074)	-
Other Corporate Overhead	(5,784,115)	(2,953,462)
Net loss from continuing operations	(7,936,184)	(2,953,462)
Net loss from discontinued operations	(179,694)	(282,044)
Total	$(8,115,878)	$(3,235,506)

	For the Years Ended June 30,
	2025	2024

Total Assets
Foodservice Packaging	$5,986,956	$-
RaaS	1,299,198	-
Other Corporate Overhead	38,380	1,549,258
Assets - continuing operations	7,324,534	1,549,258
Assets - discontinued operations	-	93,363
Total	$7,324,534	$1,642,621

Total Liabilities
Foodservice Packaging	$1,642,420	$-
RaaS	275,801	-
Other Corporate Overhead	9,550,421	4,618,338
Liabilities - continuing operations	11,468,642	4,618,338
Liabilities - discontinued operations	479,005	457,610
Total	$11,947,647	$5,075,948

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024